INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Information About Partnership's Investments (Details)	Dec. 31, 2023	Dec. 31, 2022
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	15.00%	15.00%
Mexico regulated gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	11.00%	11.00%
Mexican regulated natural gas transmission business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%	13.00%
Australian utility operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	0.00%	8.00%
Australian smart meter business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%	13.00%
Brazilian toll road business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	45.00%	45.00%
Brazilian rail and port logistics business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	11.00%	11.00%
Australian container terminal operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%	13.00%
Australian export terminal operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	49.00%	49.00%
U.S. LNG export terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	6.00%
U.S. gas pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%	38.00%
North American gas storage operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	0.00%	20.00%
French telecom operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%	21.00%
Latin American data center operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	12.00%	12.00%
New Zealand data distribution business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	0.00%	12.00%
Indian data center business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%	13.00%
Australian data distribution business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	12.00%	12.00%
U.S. semiconductor manufacturing facility
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%	12.00%
European telecom tower operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	0.00%
North American hyperscale data center platform
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	15.00%	0.00%